As filed with the Securities and Exchange Commission on August 31, 2016

Registration No. 333-201935
Investment Company Act of 1940 File No. 811-23029

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________
FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	X
Post-Effective Amendment No. 14	X
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 16	X
(Check Appropriate Box or Boxes)
_________________
PRINCIPAL EXCHANGE-TRADED FUNDS
(Exact Name of Registrant as Specified in Charter)
_________________
711 High Street
Des Moines, IA 50392
(Address of Principal Executive Offices)
515-235-9328
(Registrant’s Telephone Number, including Area Code)
_________________

Name and Address of Agent for Service:	with a copy to:
Adam U. Shaikh	Veena K. Jain
The Principal Financial Group	Drinker Biddle & Reath LLP
Des Moines, IA 50392	191 N. Wacker Drive, Suite 3700
Chicago, IL 60606-1698
_________________
Approximate Date of Proposed Public Offering: as soon as practicable after the effectiveness date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
____    immediately upon filing pursuant to paragraph (b) of Rule 485
XX     on September 30, 2016 pursuant to paragraph (b) of Rule 485
____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
____    on (date) pursuant to paragraph (a)(1) of Rule 485
____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
____    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

XX	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Principal Spectrum Preferred Securities Active ETF

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 14

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 8 as it relates to Principal Spectrum Preferred Securities Active ETF, a series of the Registrant, until September 30, 2016. Parts A, B and C of the Registrant's Post-Effective Amendment No. 8 under the Securities Act of 1933 as it relates to Principal Spectrum Preferred Securities Active ETF, a series of the Registrant, filed on May 23, 2016, are incorporated by reference herein.

Signatures

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 31st day of August, 2016.

Principal Exchange-Traded Funds
(Registrant)
/s/ M. J. Beer _____________________________________ M. J. Beer Director, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ M. J. Beer __________________________ M. J. Beer	Director, President and Chief Executive Officer (Principal Executive Officer)	August 31, 2016

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	August 31, 2016

/s/ L. A. Rasmussen __________________________ L. A. Rasmussen	Vice President and Controller (Controller)	August 31, 2016

(E. Ballantine)* __________________________ E. Ballantine	Trustee	August 31, 2016

(L. T. Barnes)* __________________________ L. T. Barnes	Trustee	August 31, 2016

(C. Damos)* __________________________ C. Damos	Trustee	August 31, 2016

(N. M. Everett)* __________________________ N. M. Everett	Trustee	August 31, 2016

(M. A. Grimmett)* __________________________ M. A. Grimmett	Trustee	August 31, 2016

(F. S. Hirsch)* __________________________ F. S. Hirsch	Trustee	August 31, 2016

(T. Huang)* __________________________ T. Huang	Trustee	August 31, 2016

(W. C. Kimball)* __________________________ W. C. Kimball	Trustee	August 31, 2016

(D. E. Lawton)* __________________________ D. E. Lawton	Trustee	August 31, 2016

(K. McMillan)* __________________________ K. McMillan	Trustee	August 31, 2016

(E. A. Nickels)* __________________________ E. A. Nickels	Trustee	August 31, 2016

(D. Pavelich)* __________________________ D. Pavelich	Trustee	August 31, 2016

*   Pursuant to Power of Attorney appointing M. J. Beer
Previously Filed as Ex-99(j)(ii) on February 6, 2015 (Accession No. 0001572661-15-000008), for E. A. Nickels on October 27, 2015 (Accession No. 0001572661-15-000049), for D. E. Lawton on May 23, 2016 (Accession No. 0001572661-16-000136)